SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS

NOTE 5 — SUBSEQUENT EVENTS:

On July 27, 2011, the Company amended the loan payable agreement for approximately $120,000 that it had previously issued to BCM on May 27, 2011. The amendment to the loan payable agreement amends the waiver of BCM contained in the loan payable agreement to the effect that BCM waives any and all rights to the trust account that will hold the proceeds of the IPO and the proceeds of the sale of the securities issued in a private placement to be consummated concurrently with the completion of the initial business combination of the Company. Except as modified by the amendment, the loan payable agreement will continue in full force and effect.

NOTE 6 — SUBSEQUENT EVENTS:

Related Party Transactions

During the three months ended March 31, 2011, the Company received a total of $14,795 from BCM. The loans are due upon demand and have an imputed interest rate of 8.25% per annum. Clifford Chapman, our director, Michael Rapp, our President and director, and Philip Wagenheim, our Secretary and director, all serve as management of BCM, a registered broker dealer.

During the three months ended March 31, 2011, the Company repaid a total of $2,000 on principal and $484 of accrued interest to Clifford Chapman for full satisfaction of debt.

Stockholder Transactions

In March and April of 2011 the Company entered into separate agreements with two Stockholders to repurchase all of their outstanding shares, a total of 1,948,455 shares, for a total purchase of approximately $7,000. In connection with those agreements the Company also agreed to repay all outstanding Notes Payable to those stockholders, including accrued interest. Total amounts repaid for Notes Payable and accrued interest was approximately $2,500. The funding for both the repurchase of the shares and the repayment of the Notes Payable and accrued interest was provided by BCM under additional Note payable agreements.

Stock Split

The Company effectuated a 4.21875 for 1 forward stock split on May 20, 2011. Unless otherwise noted, all share and per share amounts in this filing have been retroactively restated to reflect such post-forward stock split amounts.

Also on May 20, 2011 the Company changed its name from Plastron Acquisition Corp. II to Committed Capital Acquisition Corporation.